Average Annual Total Returns - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund	Sep. 29, 2023
Fidelity Real Estate Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.66%
Past 10 years	5.27%
Fidelity Real Estate Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.71%)
Past 5 years	0.67%
Past 10 years	4.13%
Fidelity Real Estate Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.29%)
Past 5 years	1.03%
Past 10 years	3.76%
IXWEX
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	4.22%
IXWLE
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.72%
Past 10 years	5.34%